Accounts receivable - Summary of Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Customers	R$ 455,253	R$ 458,776
Dividends and interest receivable on equity capital - Funds	6,393	7,052
Other	51,131	702
Expected losses on accounts receivable	(6,418)	(4,501)
Accounts receivable	R$ 506,359	R$ 462,029